DRYDEN CALIFORNIA MUNICIPAL FUND

Gateway Center Three

100 Mulberry Street

Newark, New Jersey 07102

November 3, 2008

VIA EDGAR

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:	Dryden California Municipal Fund
File Nos. 2-91215 and 811-04024

Ladies and Gentlemen:

          In accordance with Rule 497(j) under the Securities Act of 1933, as amended, please accept this certification that the Prospectuses and the Statement of Additional Information for the above-referenced Registrant do not differ from that contained in Post-Effective Amendment No. 37 to the Registrant's Registration Statement on Form N1-A, which was electronically filed with the Commission on October 31, 2008.

If you have any questions concerning this filing, please contact the undersigned at (973) 802-5032.

Very truly yours,

/s/ Claudia DiGiacomo
Claudia DiGiacomo